Summary of Activity with Respect to Aggregate Loans to Executive Officers, Directors, and Their Associates, and Affiliated Companies (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Loans to Banking Clients [Line Items]
Beginning balance	$ 1,521,462	$ 10,102,736
Additions to new officer loans		817,443
Repayments	(718,505)	(9,398,717)
Ending balance	$ 802,957	$ 1,521,462